Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Series A Preferred Stock and Preferred Stock Issuable	Series B Preferred Stock	Series C Preferred Stock	Common Stock and Common Stock Issuable	Additional Paid-in capital	Subscription Receivable	Accumulated Deficit	Noncontrolling Interest	Accumulated Other Comprehensive Loss	Common Stock	Common Stock Common Stock and Common Stock Issuable	Common Stock Additional Paid-in capital	Convertible Debt	Convertible Debt Common Stock and Common Stock Issuable	Convertible Debt Additional Paid-in capital
Beginning Balance at Dec. 31, 2008	$ 9,467,499	$ 51			$ 166,208	$ 59,849,326		$ (50,548,086)
Beginning Balance (in shares) at Dec. 31, 2008		50,543			166,208,406
Reclassification to equity of accrued compensation payable in stock
Warrants and options granted for services and compensation	138,067					138,067
Additional paid in capital assoicated with debt extinguishments	11,834,055					11,834,055
Reclassification of warrant liability, net
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation (in shares)					1,129,220
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation	22,979				1,130	21,849
Common stock issued for services and compensation (in shares)					2,500,000
Common stock issued for services and compensation	535,000				2,500	532,500
Beneficial conversion value and value of warrants issued with convertible debt
Series A Preferred Stock dividends, $0.10 per share
Series A Preferred Stock dividends conversion to common stock
Noncontrolling interest subsequent to acquisition of Comex Electronics Ltd.	31,609								31,609
Series B Preferred Stock dividends reversal
Amortization of deferred compensation
Net loss	(16,032,756)							(16,032,756)
Unrealized losses on marketable securities
Accumulated foreign currency translation adjustment	(28,193)									(28,193)
Ending Balance at Dec. 31, 2009	5,968,260	51			169,838	72,375,797		(66,580,842)	31,609	(28,193)
Ending Balance (in shares) at Dec. 31, 2009		50,543			169,837,626
Reclassification to equity of accrued compensation payable in stock
Warrants and options granted for services and compensation	74,912					74,912
Additional paid in capital assoicated with debt extinguishments	7,943,292					7,943,292
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation (in shares)					1,107,902
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation	30,218				1,108	29,110
Common stock issued for services and compensation (in shares)					310,000
Common stock issued for services and compensation	70,000				310	69,690
Beneficial conversion value and value of warrants issued with convertible debt
Series A Preferred Stock dividends, $0.10 per share
Series A Preferred Stock dividends conversion to common stock
Noncontrolling interest investment in Comex Electronics Ltd.	66,667								66,667
Amortization of deferred compensation
Net loss	(7,015,896)							(7,015,896)
Net loss
Less Non-controlling interest	(444,620)								(444,620)
Unrealized losses on marketable securities
Accumulated foreign currency translation adjustment	(22,617)									(22,617)
Common stock issued in conjunction with the conversion of convertible securities (in shares)															16,800,751
Common stock issued in conjunction with the conversion of convertible securities														1,862,560	16,801	1,845,759
Issuance of stock (in shares)												26,039,394
Issuance of stock											3,420,000	26,039	3,393,961
Ending Balance at Dec. 31, 2010	$ 11,952,776	$ 51			$ 214,096	$ 85,732,521		$ (73,596,738)	$ (346,344)	$ (50,810)
Ending Balance (in shares) at Dec. 31, 2010		50,543			214,095,673